UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     May 12, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     90

Form13F Information Table Value Total:     $146,747 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      262     3200 SH       SOLE                     3200
AAG Pfd 7.25%               PFD                                247     9500 SH       SOLE                     9500
Abbott Laboratories         COM                 002824100      119     2900 SH       SOLE                     2900
Agilent Technologies        COM                 00846u101     2444    77269 SH       SOLE                    77269
Altria Group                COM                 718154107      274     5041 SH       SOLE                     5041
Amer Electric Pwr           COM                 025537101      915    27800 SH       SOLE                    27800
American Express            COM                 025816109     4905    94600 SH       SOLE                    94600
AT&T Wireless               COM                 00209a106      133     9791 SH       SOLE                     9791
Automatic Data Processing   COM                 530151034     1529    36394 SH       SOLE                    36394
B I S Y S Group             COM                 055472104      168    10000 SH       SOLE                    10000
Banc One                    COM                 06423A103      826    15150 SH       SOLE                    15150
Bank of New York            COM                 064057102      330    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    30469     9794 SH       SOLE                     9794
Biomet Incorporated         COM                 090613100      230     6000 SH       SOLE                     6000
Boeing                      COM                 097023105     3998    97355 SH       SOLE                    97355
BP PLC ADR                  COM                 055622104      885    17294 SH       SOLE                    17294
Bravo! Foods Intl           COM                 105666101       12    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     3736   154200 SH       SOLE                   154200
Burlington Resources        COM                 122014103      214     3370 SH       SOLE                     3370
Caterpillar Inc             COM                 149123101      174     2200 SH       SOLE                     2200
CenterPoint Energy          COM                 15189T107      276    24138 SH       SOLE                    24138
Central Fund of Canada Cl A                     153501101     5863   929150 SH       SOLE                   929150
ChevronTexaco               COM                 166764100     2530    28817 SH       SOLE                    28817
cisco Systems               COM                 17275R102      245    10375 SH       SOLE                    10375
Citigroup                   COM                 172967101      434     8400 SH       SOLE                     8400
Coca Cola                   COM                 191219104      825    16395 SH       SOLE                    16395
Conoco Phillips             COM                 20825C104      905    12965 SH       SOLE                    12965
Cooper Industries Ltd       COM                 216669101     1408    24621 SH       SOLE                    24621
Costco Wholesale            COM                 22160K105     1447    38470 SH       SOLE                    38470
Dell Inc                    COM                 247025109      185     5500 SH       SOLE                     5500
Dow Chemical                COM                 260543103      515    12780 SH       SOLE                    12780
Duke Capital Pfd 8.375%     PFD                                212     8200 SH       SOLE                     8200
Duke Energy                 COM                 264399106      158     7000 SH       SOLE                     7000
E*Trade Group               COM                 269246104      502    37575 SH       SOLE                    37575
Electronic Data Systems     COM                 285661104      950    49080 SH       SOLE                    49080
Express Scripts             COM                 302182100      209     2800 SH       SOLE                     2800
Exxon Mobil                 COM                 30231G102     7892   189767 SH       SOLE                   189767
Fedex Corp                  COM                 31428X106      923    12280 SH       SOLE                    12280
Ford Motor II 6.5% Cv Pfd                                      206     3875 SH       SOLE                     3875
Gannett                     COM                 364730101     1078    12228 SH       SOLE                    12228
Gateway Inc                 COM                 367626108      398    75400 SH       SOLE                    75400
General Electric            COM                 369604103      693    22693 SH       SOLE                    22693
General Motors              COM                 370442105     1660    35250 SH       SOLE                    35250
Gillette                    COM                 375766102     1392    35600 SH       SOLE                    35600
H & R Block                 COM                 093671105     4593    90000 SH       SOLE                    90000
Hercules Tr I Pfd 9.42%     PFD                                506    20150 SH       SOLE                    20150
Hewlett-Packard             COM                 428236103     1740    76185 SH       SOLE                    76185
Home Depot                  COM                 437076102     8569   229350 SH       SOLE                   229350
Honeywell Intl              COM                 438516106      283     8348 SH       SOLE                     8348
Hubbell Inc Cl B            COM                 443510201      590    14700 SH       SOLE                    14700
Int'l Business Machines     COM                 459200101      767     8348 SH       SOLE                     8348
Invesco Strat Gold Port                                         77    20119 SH       SOLE                2     119
Johnson & Johnson           COM                 478160104      908    17907 SH       SOLE                    17907
Kimberly-Clark              COM                 494368103      274     4350 SH       SOLE                     4350
Lilly Eli & Company         COM                 532457108      381     5700 SH       SOLE                     5700
Lowe's Companies            COM                 548661107     1475    26275 SH       SOLE                    26275
Lucent Technologies         COM                 549463107       38     9185 SH       SOLE                     9185
MBNA Corp                   COM                 55262L100      676    24474 SH       SOLE                    24474
McDermott Int'l             COM                 580037109      164    19500 SH       SOLE                    19500
McDonalds Corp              COM                 580135101     2494    87300 SH       SOLE                    87300
Mellon Financial            COM                 58551A108      693    22150 SH       SOLE                    22150
Merck & Co                  COM                 589331107     4449   100674 SH       SOLE                   100674
Migratec Inc                COM                                  0    50000 SH       SOLE                    50000
Moody's Corporation         COM                 615369105     1517    21425 SH       SOLE                    21425
Motorola                    COM                 620076109     4268   242500 SH       SOLE                   242500
New Plan Excel Realty       COM                 648053106      315    11500 SH       SOLE                    11500
Pepsico                     COM                 713448108     1685    31285 SH       SOLE                    31285
Performance Technologies    COM                 71376K102      362    21400 SH       SOLE                    21400
PetroChina ADR              COM                 71646E100     1543    30200 SH       SOLE                    30200
Pfizer Incorporated         COM                 717081103      494    14100 SH       SOLE                    14100
PNC Financial Services      COM                 693475105     1929    34800 SH       SOLE                    34800
Rowan Companies             COM                 779382100      269    12750 SH       SOLE                    12750
Royce Total Return Fd                                          116    10451 SH       SOLE                1     451
Russell 2000 i Shares                           464287655     1382    11754 SH       SOLE                    11754
Schering Plough Corp        COM                 806605101     6285   387485 SH       SOLE                   387485
Sprint Corp                 COM                 852061100      333    18065 SH       SOLE                    18065
Tellabs Inc                 COM                 879664100     1506   173904 SH       SOLE                   173904
Texas Instruments           COM                 882508104      198     6776 SH       SOLE                     6776
Thomas & Betts              COM                 884315102     2937   134590 SH       SOLE                   134590
TXU Corp                    COM                 873168108     2505    87395 SH       SOLE                    87395
TXU Corp Cv Pfd                                                154     4200 SH       SOLE                     4200
U S Bancorp                 COM                 902973304     2478    89609 SH       SOLE                    89609
United Technologies         COM                 913017109      518     6000 SH       SOLE                     6000
USG Corp                    COM                 903293405     2279   130275 SH       SOLE                   130275
Wachovia Corp               COM                 929771103      938    19950 SH       SOLE                    19950
Wachovia DEPs               PFD                                  0    30000 SH       SOLE                    30000
Weingarten Realty           COM                 948741103      301     8700 SH       SOLE                     8700
Wells Fargo & Co            COM                                305     5375 SH       SOLE                     5375
Worldcom Inc Worldcom Grp   COM                                  0    17701 SH       SOLE                    17701
YUM! Brands                 COM                 895953107      677    17820 SH       SOLE                    17820